Deferred revenue	6 Months Ended
Jun. 30, 2026
Deferred revenue
Deferred revenue

Note 9 — Deferred revenue

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Balance at the beginning of the period	620,000	40,942	6,034
Decrease in contract liabilities from recognizing revenue during the period included in the contract liabilities at the beginning of the period	(620,000)	(40,942)	(6,034)
Increase in contract liabilities from billings in advance of performance obligation under contracts	40,942	625,320	92,161
Balance at the end of the period	40,942	625,320	92,161